Share-Based Payments - LTI Stock Option Plan Executives - Additional Information (Detail) shares in Millions, Unit_pure in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of stock options granted | $	$ 0	$ 7.54	$ 11.79
Number of shares issued	1,972.0	1,959.0	1,957.0
Long Term Incentive Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	0.0	38.1
Long Term Incentive Stock Option Plan [member] | Executive [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted		3.6
Fair value of stock options granted | $		$ 287,000,000
Long Term Restricted Stock Unit Program One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted		7.0
Share based payment vesting period	5 years
Long Term Restricted Stock Unit Program One [member] | Executive [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	0.0	0.8
Fair value of stock options granted | $		$ 307,000,000
Long Term Restricted Stock Unit Program Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	5 years
Share-based compensation grant date fair value	0.1	0.1
Share-based compensation grant date fair value | $	$ 7,000,000	$ 6,000,000
Long Term Restricted Stock Unit Program Four [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	0.8	1.7
Fair value of stock options granted | $	$ 7,000,000	$ 120,000,000
Restricted Stock Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation grant date fair value	3.9	10.9	5.5
Share-based compensation grant date fair value | $	$ 9,000,000	$ 9,000,000
Number of shares issued	0.2	0.2
Restricted Stock Units [member] | Management board members and other employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of stock options granted | $	$ 155,000,000	$ 116,000,000
Number of shares issued	2.8	1.7
Restricted Stock Units [member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued	0.2	0.1